Related party transactions and Directors' remuneration - Remuneration of Directors and other Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related party transactions and Directors' remuneration [abstract]
Salaries and other short-term benefits	£ 33.0	£ 33.9
Pension costs	0.0	0.1
Other long-term benefits	7.6	18.4
Share-based payments	16.2	26.8
Employer social security charges on emoluments	7.5	9.6
Costs recognised for accounting purposes	64.3	88.8
Employer social security charges on emoluments	(7.5)	(9.6)
Other long-term benefits - difference between awards granted and costs recognised	2.8	(9.8)
Share-based payments - difference between awards granted and costs recognised	0.7	(11.7)
Total remuneration awarded	£ 60.3	£ 57.7